Commitments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	R$ 29,660	R$ 29,152	R$ 39,060
Operating lease expenses	R$ 21,377	11,221	9,792
Term of monthly rent penalty	3 months
Estimated penalties on termination of agreements	R$ 1,228
Less than One Year [Member]
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	12,783	803	45
More than One Year and Less than Five Years [Member]
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	R$ 16,877	R$ 28,349	R$ 39,015